Loss Per Share/Ads (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	171,593	159,357	116,743
Amounts used in the computation of basic and diluted loss per		$ (4,479)	$ (6,929)	$ (6,244)
Continuing operations [Member] | ADSs [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	171,593	139,924	116,743
Amounts used in the computation of basic and diluted loss per		$ (4,479)	$ (6,534)	$ (6,244)
Continuing operations [Member] | Ordinary shares [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]		19,433
Amounts used in the computation of basic and diluted loss per			$ (395)
Discontinued operations [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	171,593	159,357
Amounts used in the computation of basic and diluted loss per		$ (315)	$ (1,989)
Discontinued operations [Member] | ADSs [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	171,593	139,924
Amounts used in the computation of basic and diluted loss per	[2]	$ (315)	$ (1,989)
Discontinued operations [Member] | Ordinary shares [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]		19,433
Amounts used in the computation of basic and diluted loss per	[2]

[1]	In order to calculate the weighted number of ADSs, the weighted number of ordinary shares was divided by 40 (refer to Note 1a).
[2]	Due to the effect of the Convertible Debentures.